COMMITMENTS AND CONTINGENCIES (Details)		6 Months Ended	12 Months Ended
	Jan. 24, 2022 shares	Jun. 30, 2023 USD ($) item $ / shares	Dec. 31, 2022 USD ($) item $ / shares
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities | item		3	3
Underwriting cash discount per unit | $ / shares		$ 0.20	$ 0.20
Aggregate underwriter cash discount | $		$ 4,830,000	$ 4,830,000
Deferred fee per unit | $ / shares		$ 0.40	$ 0.40
Aggregate deferred underwriting fee payable | $		$ 9,660,000	$ 9,660,000
Over-allotment option
COMMITMENTS AND CONTINGENCIES
Underwriters option period	45 days
Number of units sold | shares	3,150,000